Equity (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares € / shares shares	Dec. 31, 2022	Dec. 31, 2021 USD ($) shares
Equity [Line Items]
Ordinary shares authorized	45,000,000	45,000,000
Vote per share	one
Share capital per share. (in Euro per share) | € / shares		€ 0.01
Ordinary shares at market prices			3.00%
Ordinary shares pursuant	307,365
Aggregate proceeds per share (in Dollars per share) | $ / shares	$ 1,894,742	€ 1,894,742
Net of fees and expenses (in Dollars) | $	$ 6.16
Ordinary shares issued for services	134,500	134,500
Exercise of warrants shares	305,771
Ordinary shares issued for commitment fee	54,428
Convertible promissory note (in Dollars) | $	$ 250,000
Ordinary shares issued for acquisition	300,000
Intangible assets value (in Dollars) | $	$ 2,055,000	€ 2,055,000
ordinary shares issued to conversion debt	1,015,939
Conversion of debt (in Dollars) | $	$ 250,000
Warrants issued				3,755,000
Underwriting warrants				161,000
Underwriting warrant in amount (in Dollars) | $				$ 754,286
Granted shares	332,500
Stock options (in Dollars) | $	$ 1,174,201
Share-based compensation (in Dollars) | $	$ 2,432,948
Description of unexercised warrant maturity	Unexercised warrants were to expire in November 2023
Controlled Equity Offering [Member]
Equity [Line Items]
Ordinary shares value (in Dollars) | $	$ 503,690	€ 503,690
Stock Option [Member]
Equity [Line Items]
Ordinary shares	3,100,000	3,100,000
Unamortized expense (in Dollars) | $	$ 3,856,598	€ 3,856,598
Ordinary shares [member]
Equity [Line Items]
Conversion of debt (in Dollars) | $	$ 3,000,000